                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

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[EV LOGO]                                                            [NYSE FLAG]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE

SPECIAL

EQUITIES

FUND

[NYSE flag]

[floor stock exchange]

                       IMPORTANT NOTICE REGARDING DELIVERY

                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Special Equities Fund as of June 30, 2003
INVESTMENT UPDATE

[PHOTO OF TONI SHIMURA]
Toni Shimura
Portfolio Manager

Investment Environment

- The investment climate improved during the six months ended June 30, 2003, with the end of official hostilities in Iraq, passage of a tax cut and signs of a stronger economy. The market remained volatile during the period, and momentum continued to favor small-capitalization emerging growth stocks, particularly in growth industries.

- The Fund performed well during the period, but trailed the S&P SmallCap 600 Index, a widely recognized, unmanaged index of small-capitalization stocks, which had a total return of 13.30%.(1)

The Fund

     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 11.46% during the six months ended June 30, 2003.(2) This return resulted from an increase in net asset value (NAV) per share to $3.89 on June 30, 2003 from $3.49 on December 31, 2002.

- The Fund's Class B shares had a total return of 11.02% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $8.97 on June 30, 2003 from $8.08 on December 31, 2002.

- The Fund's Class C shares had a total return of 11.05% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $6.23 on June 30, 2003 from $5.61 on December 31, 2002.

     MANAGEMENT DISCUSSION

- We are pleased to announce that Toni Shimura has been named portfolio manager of Special Equities Portfolio. Ms. Shimura joined Eaton Vance as a small-cap stock analyst in January 2003 and is a Vice President of Eaton Vance Management and Boston Management and Research. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company from 1993 to 2002.

- Given the growing signs of a recovery, management has shifted the Portfolio towards economically-sensitive stocks in recent months. This shift included an increased weighting in semiconductor, storage and wireless telecom stocks within the techology sector. Brisk sales in end-markets such as laptop computers, digital cameras, DVDs and wireless products should help these companies. The Portfolio added to its holdings in biotechnology and medical devices companies believed to have prospects for revenue growth. The Portfolio also added to its holdings of investment services companies that management believes may benefit from an improving equity market.

- The Portfolio reduced exposure to defensive sectors and consumer areas such as food distributors and health care services during the period. Relatively stable revenues make these companies attractive in a slower economy. However, they have historically tended to lag cyclical stocks in a more robust economic climate.

- Educational service stocks posted improved returns, as a result of rising student enrollment in programs that meet the needs of a changing job market. Stocks of medical equipment manufacturers also turned in a impressive performance, boosted by product approvals and strong revenue growth. Generic drug manufacturers, which address the increasing concern over drug costs, fared well, lifted by above-average sales growth.

- Health care stocks were among the Portfolio's poorer performers. Holdings in this sector included hospitals and clinical labs, which have suffered from declining utilization rates and lower reimbursements.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(3)                   CLASS A   CLASS B   CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                          -3.95%    -4.57%    -4.74%
Five Years                        -5.38     -5.94     -5.82
Ten Years                          3.68      N.A.      N.A.
Life of Fund+                      7.10      2.98      3.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                          -9.54%    -9.34%    -5.69%
Five Years                        -6.50     -6.24     -5.82
Ten Years                          3.07      N.A.      N.A.
Life of Fund+                      6.93      2.98      3.02

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

TEN LARGEST HOLDINGS(4)

Career Education Corp.                      1.7%
Waddell & Reed Financial, Inc., Class A     1.6
Select Medical Corp.                        1.6
99 Cents Only Stores                        1.6
Taro Pharmaceutical Industries, Ltd.        1.6
Martek Biosciences Corp.                    1.5
Thoratec Corp.                              1.4
Lam Research Corp.                          1.4
McDATA Corp., Class A                       1.3
AnnTaylor Stores Corp.                      1.3

(1) It is not possible to invest directly in an Index. (2)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC. (4)Based on market value, excluding short-term investments. Ten largest holdings represent 15.0% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $44,049,490)         $ 51,024,992
Receivable for Fund shares sold                 25,624
------------------------------------------------------
TOTAL ASSETS                              $ 51,050,616
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     13,203
Payable to affiliate for distribution
   and service fees                                683
Payable to affiliate for Trustees' fees            466
Accrued expenses                                50,221
------------------------------------------------------
TOTAL LIABILITIES                         $     64,573
------------------------------------------------------
NET ASSETS                                $ 50,986,043
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 87,181,582
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (42,805,930)
Accumulated net investment loss               (365,111)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          6,975,502
------------------------------------------------------
TOTAL                                     $ 50,986,043
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 42,185,523
SHARES OUTSTANDING                          10,844,119
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       3.89
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $3.89)       $       4.13
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  4,788,413
SHARES OUTSTANDING                             534,097
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.97
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  4,012,107
SHARES OUTSTANDING                             643,783
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.23
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,468)              $   49,095
Interest allocated from Portfolio             15,785
Expenses allocated from Portfolio           (207,858)
----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (142,978)
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees' fees and expenses               $      901
Distribution and service fees
   Class A                                    50,275
   Class B                                    24,000
   Class C                                    18,209
Transfer and dividend disbursing agent
   fees                                       62,763
Registration fees                             24,387
Legal and accounting services                 15,048
Printing and postage                          14,977
Custodian fee                                  8,995
Miscellaneous                                  2,578
----------------------------------------------------
TOTAL EXPENSES                            $  222,133
----------------------------------------------------

NET INVESTMENT LOSS                       $ (365,111)
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,224,931
----------------------------------------------------
NET REALIZED GAIN                         $2,224,931
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,489,937
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,489,937
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $5,714,868
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,349,757
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (365,111) $        (884,370)
   Net realized gain (loss)                      2,224,931        (17,238,342)
   Net change in unrealized
      appreciation (depreciation)                3,489,937         (8,991,614)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,349,757  $     (27,114,326)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      6,829,244  $      13,386,326
      Class B                                      278,955          1,638,022
      Class C                                      611,864          3,635,241
   Cost of shares redeemed
      Class A                                  (10,685,093)       (18,293,502)
      Class B                                   (1,052,909)        (1,927,973)
      Class C                                     (810,373)        (3,013,205)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (4,828,312) $      (4,575,091)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        521,445  $     (31,689,417)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     50,464,598  $      82,154,015
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     50,986,043  $      50,464,598
-----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (365,111) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 3.490           $ 5.200        $ 6.850        $ 9.390       $  7.500      $ 6.990
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.024)          $(0.052)       $(0.058)       $(0.059)      $ (0.060)     $(0.055)
Net realized and unrealized
   gain (loss)                          0.424            (1.658)        (1.575)        (0.500)         3.064        1.126
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.400           $(1.710)       $(1.633)       $(0.559)      $  3.004      $ 1.071
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $    --        $(0.017)       $(1.981)      $ (1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.017)       $(1.981)      $ (1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 3.890           $ 3.490        $ 5.200        $ 6.850       $  9.390      $ 7.500
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         11.46%           (32.88)%       (23.83)%        (9.15)%        42.30%       15.82%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $42,186           $41,575        $68,770        $89,183       $100,009      $73,896
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.64%(4)          1.51%          1.29%          1.18%          1.21%        1.23%
   Net investment loss                  (1.37)%(4)        (1.26)%        (1.07)%        (0.66)%        (0.77)%      (0.76)%
Portfolio Turnover of the
   Portfolio                              122%              188%            92%           136%           103%         116%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.080           $12.120        $16.050        $19.670        $14.820      $13.320
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.086)          $(0.191)       $(0.230)       $(0.286)       $(0.245)     $(0.162)
Net realized and unrealized
   gain (loss)                          0.976            (3.849)        (3.683)        (1.353)         6.209        2.223
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.890           $(4.040)       $(3.913)       $(1.639)       $ 5.964      $ 2.061
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $    --        $(0.017)       $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.017)       $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.970           $ 8.080        $12.120        $16.050        $19.670      $14.820
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         11.02%           (33.33)%       (24.38)%        (9.90)%        41.36%       15.74%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,788           $ 5,066        $ 8,046        $10,753        $ 6,508      $ 3,946
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.39%(4)          2.26%          2.04%          1.98%          2.01%        2.09%
   Net investment loss                  (2.12)%(4)        (2.01)%        (1.82)%        (1.46)%        (1.57)%      (1.25)%
Portfolio Turnover of the
   Portfolio                              122%              188%            92%           136%           103%         116%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS C
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.610           $ 8.420        $11.160        $14.220        $11.000      $ 9.960
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.060)          $(0.132)       $(0.158)       $(0.202)       $(0.183)     $(0.241)
Net realized and unrealized
   gain (loss)                          0.680            (2.678)        (2.565)        (0.877)         4.517        1.842
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.620           $(2.810)       $(2.723)       $(1.079)       $ 4.334      $ 1.601
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $    --        $(0.017)       $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.017)       $(1.981)       $(1.114)     $(0.561)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.230           $ 5.610        $ 8.420        $11.160        $14.220      $11.000
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         11.05%           (33.37)%       (24.40)%        (9.74)%        40.90%       16.44%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,012           $ 3,824        $ 5,338        $ 4,451        $ 1,219      $   709
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.39%(4)          2.26%          2.04%          2.01%          2.04%        2.11%
   Net investment loss                  (2.12)%(4)        (2.01)%        (1.83)%        (1.49)%        (1.61)%      (1.24)%
Portfolio Turnover of the
   Portfolio                              122%              188%            92%           136%           103%         116%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $43,257,479 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($23,032,370) and December 31, 2010 ($20,225,109). At
   December 31, 2002, net capital losses of $261,762 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,988,357             2,927,271
    Redemptions                                     (3,054,530)           (4,250,238)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (1,066,173)           (1,322,967)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                               33,801               166,955
    Redemptions                                       (126,984)             (203,776)
    --------------------------------------------------------------------------------
    NET DECREASE                                       (93,183)              (36,821)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              105,195               508,051
    Redemptions                                       (142,665)             (460,836)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (37,470)               47,215
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $557 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $18,000 and $13,657 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $326,000 and $1,044,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $50,275, $6,000, and $4,552 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $8,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $7,706,075 and $13,011,299, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              ----------------------
    NOMINEE FOR THE TRUSTEE                   AFFIRMATIVE  WITHHOLD
    ----------------------------------------------------------------
    Jessica M. Bibliowicz                       6,194,985    128,739
    Donald R. Dwight                            6,198,313    125,410
    James B. Hawkes                             6,205,062    118,662
    Samuel L. Hayes, III                        6,203,346    120,378
    William H. Park                             6,209,963    113,760
    Norton H. Reamer                            6,195,932    127,792
    Lynn A. Stout                               6,209,391    114,333

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Trust's mandatory retirement policy.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.9%
----------------------------------------------------------------------
ADVO, Inc.(1)                                     5,400    $   239,760
Getty Images, Inc.(1)                             4,800        198,240
----------------------------------------------------------------------
                                                           $   438,000
----------------------------------------------------------------------
Airlines -- 2.3%
----------------------------------------------------------------------
AirTran Holdings, Inc.(1)                        24,200    $   253,374
AMR Corp.(1)                                     52,000        572,000
Atlantic Coast Airlines Holdings,
Inc.(1)                                          15,900        214,491
ExpressJet Holdings, Inc.(1)                      7,800        117,780
----------------------------------------------------------------------
                                                           $ 1,157,645
----------------------------------------------------------------------
Auto and Parts -- 2.2%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                       5,100    $   310,590
BorgWarner, Inc.                                  3,100        199,640
Dana Corp.                                        6,500         75,140
Pep Boys - Manny, Moe & Jack (The)               17,534        236,884
United Auto Group, Inc.(1)                       13,800        300,564
----------------------------------------------------------------------
                                                           $ 1,122,818
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Corus Bankshares, Inc.                            4,200    $   203,406
----------------------------------------------------------------------
                                                           $   203,406
----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         37,100    $   147,287
Gemstar-TV Guide International, Inc.(1)          38,400        195,456
TiVo, Inc.(1)                                    23,200        282,576
Young Broadcasting Inc.(1)                        6,700        141,571
----------------------------------------------------------------------
                                                           $   766,890
----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                  20,500    $   388,065
Entercom Communications Corp.(1)                  4,900        240,149
Entravision Communications Corp.(1)              14,500        164,575
Sirius Satellite Radio, Inc.(1)                  48,900         82,641
XM Satellite Radio Holdings, Inc.(1)             56,600        625,430
----------------------------------------------------------------------
                                                           $ 1,500,860
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building and Construction -- 3.0%
----------------------------------------------------------------------
Hovnanian Enterprises, Inc.(1)                    6,200    $   365,490
Quanta Services, Inc.(1)                         14,300        101,530
Ryland Group, Inc., (The)                         8,900        617,660
WCI Communities, Inc.(1)                         23,200        446,136
----------------------------------------------------------------------
                                                           $ 1,530,816
----------------------------------------------------------------------
Business Services -- 5.3%
----------------------------------------------------------------------
Alliance Data Systems Corp.(1)                    8,100    $   189,540
BearingPoint, Inc.(1)                            45,514        439,210
Corporate Executive Board Co., (The)(1)          15,500        632,710
Corrections Corp. of America(1)                   7,200        182,376
eFunds Corp.(1)                                   6,825         78,692
Kroll, Inc.(1)                                   16,900        457,314
Navigant Consulting, Inc.(1)                     41,700        494,145
Portfolio Recovery Associates, Inc.(1)            3,900        121,641
San Juan Basin Royalty Trust                      5,500         98,725
----------------------------------------------------------------------
                                                           $ 2,694,353
----------------------------------------------------------------------
Coal -- 0.9%
----------------------------------------------------------------------
Arch Coal, Inc.                                   7,100    $   163,158
CONSOL Energy, Inc.                               3,900         88,686
Massey Energy Company                            16,700        219,605
----------------------------------------------------------------------
                                                           $   471,449
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Foundry Networks, Inc.(1)                        14,900    $   214,560
----------------------------------------------------------------------
                                                           $   214,560
----------------------------------------------------------------------
Computer Equipment -- 0.5%
----------------------------------------------------------------------
Sigma Designs, Inc.(1)                           25,400    $   275,844
----------------------------------------------------------------------
                                                           $   275,844
----------------------------------------------------------------------
Computer Services -- 3.2%
----------------------------------------------------------------------
Dot Hill Systems Corp.(1)                        18,200    $   238,420
Extreme Networks, Inc.(1)                        32,500        172,250
Hutchinson Technology, Inc.(1)                    6,800        223,652
Jack Henry & Associates, Inc.                    16,600        295,314
Kronos, Inc.(1)                                   5,500        279,455
NetScreen Technologies, Inc.(1)                  18,300        412,665
----------------------------------------------------------------------
                                                           $ 1,621,756
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 4.7%
----------------------------------------------------------------------
Activision, Inc.(1)                              13,800    $   178,296
Advanced Digital Information Corp.(1)            14,200        141,858
Documentum, Inc.(1)                              26,000        511,420
McDATA Corp., Class A(1)                         44,500        652,815
National Instruments Corp.(1)                     4,000        151,120
SERENA Software, Inc.(1)                         23,700        494,856
Take-Two Interactive Software, Inc.(1)            9,300        263,562
----------------------------------------------------------------------
                                                           $ 2,393,927
----------------------------------------------------------------------
Drugs -- 5.7%
----------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)           19,000    $   321,480
Esperion Therapeutics, Inc.(1)                    9,600        188,064
Genta, Inc.(1)                                   17,000        226,440
Impax Laboratories, Inc.(1)                      17,876        214,333
Ligand Pharmaceuticals, Inc.(1)                  29,800        404,982
OSI Pharmaceuticals, Inc.(1)                     15,200        489,592
Protein Design Labs, Inc.(1)                     20,000        279,600
Taro Pharmaceuticals Industries, Ltd.(1)         14,500        795,760
----------------------------------------------------------------------
                                                           $ 2,920,251
----------------------------------------------------------------------
Education -- 3.1%
----------------------------------------------------------------------
Career Education Corp.(1)                        12,500    $   855,250
Corinthian Colleges, Inc.(1)                     10,400        505,128
Sylvan Learning Systems, Inc.(1)                 10,100        230,684
----------------------------------------------------------------------
                                                           $ 1,591,062
----------------------------------------------------------------------
Electronics - Equipment -- 0.4%
----------------------------------------------------------------------
Lexar Media, Inc.(1)                             20,100    $   191,754
----------------------------------------------------------------------
                                                           $   191,754
----------------------------------------------------------------------
Electronics - Instruments -- 1.3%
----------------------------------------------------------------------
Cymer, Inc.(1)                                    3,700    $   118,437
FLIR Systems, Inc.(1)                            18,800        566,820
----------------------------------------------------------------------
                                                           $   685,257
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.3%
----------------------------------------------------------------------
Amkor Technology, Inc.(1)                        19,500    $   256,230
Artisan Components, Inc.(1)                       5,200        117,572
ATI Technologies, Inc.(1)                        38,400        391,680
ChipPAC, Inc.(1)                                 43,800        335,946
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)              15,000    $   471,450
Intersil Corp., Class A(1)                        9,100        242,151
PMC-Sierra, Inc.(1)                              15,000        175,950
Zoran Corp.(1)                                    9,500        182,495
----------------------------------------------------------------------
                                                           $ 2,173,474
----------------------------------------------------------------------
Entertainment -- 0.1%
----------------------------------------------------------------------
Marvel Enterprises, Inc.(1)                       2,400    $    45,840
----------------------------------------------------------------------
                                                           $    45,840
----------------------------------------------------------------------
Financial Services -- 0.3%
----------------------------------------------------------------------
Providian Financial Corp.(1)                     14,600    $   135,196
----------------------------------------------------------------------
                                                           $   135,196
----------------------------------------------------------------------
Gaming and Lodging -- 0.3%
----------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                        6,200    $   132,370
----------------------------------------------------------------------
                                                           $   132,370
----------------------------------------------------------------------
Health Services -- 3.6%
----------------------------------------------------------------------
Advisory Board Co., (The)(1)                      4,000    $   162,080
Odyssey Healthcare, Inc.(1)                      10,900        403,300
PacifiCare Health Systems, Inc., Class
A(1)                                             10,000        493,300
Select Medical Corp.(1)                          32,400        804,492
----------------------------------------------------------------------
                                                           $ 1,863,172
----------------------------------------------------------------------
Hotels -- 0.3%
----------------------------------------------------------------------
Four Seasons Hotels, Inc.                         3,700    $   160,062
----------------------------------------------------------------------
                                                           $   160,062
----------------------------------------------------------------------
Information Services -- 1.5%
----------------------------------------------------------------------
aQuantive, Inc.(1)                               16,200    $   170,100
BISYS Group, Inc. (The)(1)                       20,700        380,259
Keane, Inc.(1)                                   14,607        199,094
----------------------------------------------------------------------
                                                           $   749,453
----------------------------------------------------------------------
Insurance -- 0.3%
----------------------------------------------------------------------
Willis Group Holdings Ltd.                        5,500    $   169,125
----------------------------------------------------------------------
                                                           $   169,125
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet - Software -- 0.6%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                     42,300    $   205,578
BroadVision, Inc.(1)                             18,300        104,127
----------------------------------------------------------------------
                                                           $   309,705
----------------------------------------------------------------------
Internet Services -- 4.6%
----------------------------------------------------------------------
Ask Jeeves, Inc.(1)                              12,000    $   165,000
CNET Networks, Inc.(1)                           18,400        114,632
DoubleClick, Inc.(1)                             18,400        170,200
EarthLink, Inc.(1)                                9,100         71,799
Monster Worldwide, Inc.(1)                       32,700        645,171
Priceline.com, Inc.(1)                            1,567         35,078
SINA Corp.(1)                                     9,500        193,135
Sohu.com, Inc.(1)                                 4,200        143,472
United Online, Inc.(1)                           13,000        329,420
VeriSign, Inc.(1)                                21,200        293,196
WebMD Corp.(1)                                   19,094        206,788
----------------------------------------------------------------------
                                                           $ 2,367,891
----------------------------------------------------------------------
Investment Services -- 4.4%
----------------------------------------------------------------------
E-LOAN, Inc.(1)                                  18,700    $   109,021
Fremont General Corp.                            12,000        164,400
Friedman, Billings, Ramsey Group, Inc.            9,100        121,940
IndyMac Bancorp, Inc.                            17,500        444,850
Jeffries Group, Inc.                              3,100        154,349
SWS Group, Inc.                                   5,000        100,750
Waddell & Reed Financial, Inc., Class A          32,500        834,275
WSFS Financial Corp.                              8,900        341,760
----------------------------------------------------------------------
                                                           $ 2,271,345
----------------------------------------------------------------------
Manufacturing -- 0.7%
----------------------------------------------------------------------
AGCO Corp.(1)                                     6,000    $   102,480
Chicago Bridge & Iron Co. N.V.                   10,503        238,208
----------------------------------------------------------------------
                                                           $   340,688
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.2%
----------------------------------------------------------------------
AtheroGenics, Inc.(1)                            26,294    $   392,570
Cambridge Antibody Technology Group
plc(1)                                           25,000        216,969
Ciphergen Biosystems, Inc.(1)                     8,800         90,200
Digene Corp.(1)                                   6,800        185,164
Gen-Probe, Inc.(1)                               12,797        523,013
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                    9,100    $   115,752
ICOS Corp.(1)                                    12,700        466,725
ImClone Systems, Inc.(1)                          9,800        309,876
Immunomedics, Inc.(1)                            17,000        107,270
Martek Biosciences Corp.(1)                      18,000        772,920
MGI Pharma, Inc.(1)                               5,600        143,528
Neurocrine Biosciences, Inc.(1)                   6,900        344,586
QIAGEN N.V.(1)                                    4,100         33,292
----------------------------------------------------------------------
                                                           $ 3,701,865
----------------------------------------------------------------------
Medical Products -- 3.9%
----------------------------------------------------------------------
ALARIS Medical, Inc.(1)                          10,700    $   138,565
Closure Medical Corp.(1)                          4,000         75,520
Edwards Lifesciences Corp.(1)                     8,000        257,120
I-Flow Corp.(1)                                  11,500         85,445
Kyphon Inc.(1)                                   33,100        500,472
Synovis Life Technologies, Inc.(1)                3,275         64,649
Thoratec Corp.(1)                                47,431        706,722
Viasys Healthcare, Inc.(1)                        7,219        149,433
----------------------------------------------------------------------
                                                           $ 1,977,926
----------------------------------------------------------------------
Medical Services -- 0.2%
----------------------------------------------------------------------
Hooper Holmes, Inc.                              14,400    $    92,736
----------------------------------------------------------------------
                                                           $    92,736
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.3%
----------------------------------------------------------------------
Key Energy Services, Inc.(1)                     22,300    $   239,056
Lone Star Technologies, Inc.(1)                   8,400        177,912
Maverick Tube Corp.(1)                           16,500        315,975
Superior Energy Services, Inc.(1)                13,800        130,824
Varco International, Inc.(1)                     24,950        489,020
W-H Energy Services, Inc.(1)                     16,000        311,680
----------------------------------------------------------------------
                                                           $ 1,664,467
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.3%
----------------------------------------------------------------------
FMC Technologies, Inc.(1)                        13,000    $   273,650
Quicksilver Resources, Inc.(1)                    9,000        215,550
Spinnaker Exploration Co.(1)                      7,300        191,260
----------------------------------------------------------------------
                                                           $   680,460
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 3.5%
----------------------------------------------------------------------
Guitar Center, Inc.(1)                            8,800    $   255,200
Kmart Holding Corp.(1)                           10,600        286,730
Select Comfort Corp.(1)                          31,300        512,694
Tractor Supply Co.(1)                             6,500        310,375
Tweeter Home Entertainment Group,
Inc.(1)                                          51,100        443,548
----------------------------------------------------------------------
                                                           $ 1,808,547
----------------------------------------------------------------------
Retail - Discount -- 0.2%
----------------------------------------------------------------------
Tuesday Morning Corp.(1)                          3,700    $    97,310
----------------------------------------------------------------------
                                                           $    97,310
----------------------------------------------------------------------
Retail - Restaurants -- 3.4%
----------------------------------------------------------------------
Applebee's International, Inc.                   18,300    $   575,169
Krispy Kreme Doughnuts, Inc.(1)                  10,900        448,862
P.F. Chang's China Bistro, Inc.(1)               12,200        600,362
Panera Bread Co.(1)                               3,000        120,000
----------------------------------------------------------------------
                                                           $ 1,744,393
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.4%
----------------------------------------------------------------------
99 Cents Only Stores(1)                          23,333    $   800,789
AnnTaylor Stores Corp.(1)                        22,300        645,585
Claire's Stores, Inc.                             4,900        124,264
Dick's Sporting Goods, Inc.(1)                    4,500        165,060
----------------------------------------------------------------------
                                                           $ 1,735,698
----------------------------------------------------------------------
Semiconductor Equipment -- 4.0%
----------------------------------------------------------------------
02Micro International Ltd.(1)                    11,600    $   186,876
GlobespanVirata, Inc.(1)                         23,100        190,575
Lam Research Corp.(1)                            37,900        690,159
LTX Corp.(1)                                     24,100        207,742
MKS Instruments, Inc.(1)                         10,600        191,542
Varian Semiconductor Equipment
Associates, Inc.(1)                              19,300        574,368
----------------------------------------------------------------------
                                                           $ 2,041,262
----------------------------------------------------------------------
Software Services -- 4.0%
----------------------------------------------------------------------
At Road, Inc.(1)                                 18,700    $   204,204
Embarcadero Technologies, Inc.(1)                13,500         94,500
FileNET Corp.(1)                                 34,500        622,380
Magma Design Automation, Inc.(1)                  6,400        109,760
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Software Services (continued)
----------------------------------------------------------------------
Manhattan Associates, Inc.(1)                    21,700    $   563,549
Transaction Systems Architects, Inc.(1)          16,600        148,736
Verint Systems, Inc.(1)                          11,000        279,510
----------------------------------------------------------------------
                                                           $ 2,022,639
----------------------------------------------------------------------
Telecommunications - Services -- 2.1%
----------------------------------------------------------------------
Nextel Partners, Inc., Class A(1)                32,900    $   240,170
NTL, Inc.(1)                                     11,600        395,792
Philippine Long Distance Telephone
Co.(1)                                            6,700         72,159
Western Wireless Corp., Class A(1)               30,300        349,359
----------------------------------------------------------------------
                                                           $ 1,057,480
----------------------------------------------------------------------
Transportation -- 0.7%
----------------------------------------------------------------------
Pacer International, Inc.(1)                     10,400    $   196,144
UTI Worldwide, Inc.                               5,000        155,950
----------------------------------------------------------------------
                                                           $   352,094
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $42,500,346)                           $49,475,846
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                               $     2,025    $ 2,025,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,025,000)                         $ 2,025,000
----------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $44,525,346)                           $51,500,846
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                   $  (475,837)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $51,025,009
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $44,525,346)         $51,500,846
Cash                                              675
Receivable for investments sold             1,667,902
Interest and dividends receivable              11,921
Prepaid expenses                                   49
-----------------------------------------------------
TOTAL ASSETS                              $53,181,393
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,128,928
Payable to affiliate for Trustees' fees         1,766
Accrued expenses                               25,690
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,156,384
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $51,025,009
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $44,049,509
Net unrealized appreciation (computed on
   the basis of identified cost)            6,975,500
-----------------------------------------------------
TOTAL                                     $51,025,009
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $1,468)  $   49,095
Interest                                      15,785
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   64,880
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  153,561
Trustees' fees and expenses                    3,411
Custodian fee                                 29,825
Legal and accounting services                 18,263
Miscellaneous                                  2,798
----------------------------------------------------
TOTAL EXPENSES                            $  207,858
----------------------------------------------------

NET INVESTMENT LOSS                       $ (142,978)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,224,932
----------------------------------------------------
NET REALIZED GAIN                         $2,224,932
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,489,937
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,489,937
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $5,714,869
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,571,891
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (142,978) $        (363,940)
   Net realized gain (loss)                      2,224,932        (17,238,346)
   Net change in unrealized appreciation
      (depreciation)                             3,489,937         (8,991,617)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,571,891  $     (26,593,903)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,706,075  $      18,818,691
   Withdrawals                                 (13,011,299)       (24,328,650)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (5,305,224) $      (5,509,959)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        266,667  $     (32,103,862)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     50,758,342  $      82,862,204
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     51,025,009  $      50,758,342
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ----------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000         1999         1998
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.85%(1)        0.82%       0.75%        0.74%        0.76%       0.76%
   Net investment loss                  (0.59)%(1)      (0.57)%     (0.53)%      (0.23)%      (0.32)%     (0.26)%
Portfolio Turnover                        122%            188%         92%         136%         103%        116%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         11.89%         (32.40)%    (23.40)%         --           --          --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $51,025         $50,758     $82,862     $104,429     $107,823     $78,750
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sales prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $153,561. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $57,420,216 and $61,924,815, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $42,500,346
    -----------------------------------------------------
    Gross unrealized appreciation             $ 7,977,917
    Gross unrealized depreciation              (1,002,417)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,975,500
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            98%           2%
    Donald R. Dwight                                 98%           2%
    James B. Hawkes                                  98%           2%
    Samuel L. Hayes, III                             98%           2%
    William H. Park                                  98%           2%
    Norton H. Reamer                                 98%           2%
    Lynn A. Stout                                    98%           2%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE SPECIAL EQUITIES FUND

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

SPECIAL EQUITIES PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimura
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

172-8/03                                                                   SESRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance
Special Equities Fund)
--------------------------------------------------------------

By:      /s/ Thomas E. Faust Jr.
         -----------------------
         Thomas E. Faust Jr.
         President


Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer

Date:    August 18, 2003


By:      /s/ Thomas E. Faust Jr.
         -----------------------
         Thomas E. Faust Jr.
         President


Date:    August 18, 2003